The Glenmede Fund, Inc.

Supplement dated September 23, 2016 to the

Equity Prospectus dated February 29, 2016, as supplemented

The sub-section entitled “Portfolio Holdings” of the section entitled “Additional Information About Investments” on page 53 of the Equity Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Holdings

The Advisor may publicly disclose information concerning the securities held by a Portfolio in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. In addition, the Advisor may post a Portfolio’s month-end, top-ten portfolio holdings no earlier than ten calendar days after the end of each month, and/or the complete quarter-end portfolio holdings no earlier than ten calendar days after the end of each calendar quarter, on its website, www.glenmedeim.com. This information will generally remain available on the website at least until the Fund files with the SEC its annual/semi-annual shareholder report or quarterly portfolio holding report that includes such period. The Fund may terminate or modify this policy at any time without further notice to shareholders.

A further description of the Fund’s policies and procedures with respect to the disclosure of portfolio holdings is available in the SAI.

This Supplement should be retained with your

Prospectus for future reference.

The Glenmede Fund, Inc.

The Glenmede Portfolios

Supplement dated September 23, 2016 to the

Bond Prospectus dated February 29, 2016, as supplemented

The sub-section entitled “Portfolio Holdings” of the section entitled “Additional Information About Investments” on page 24 of the Bond Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Holdings

The Advisor may publicly disclose information concerning the securities held by a Portfolio in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. In addition, the Advisor may post a Portfolio’s month-end, top-ten portfolio holdings no earlier than ten calendar days after the end of each month, and/or the complete quarter-end portfolio holdings no earlier than ten calendar days after the end of each calendar quarter, on its website, www.glenmedeim.com. This information will generally remain available on the website at least until the Funds file with the SEC their annual/semi-annual shareholder report or quarterly portfolio holding report that includes such period. The Funds may terminate or modify this policy at any time without further notice to shareholders.

A further description of the Funds’ policies and procedures with respect to the disclosure of portfolio holdings is available in the SAI.

This Supplement should be retained with your

Prospectus for future reference.

The Glenmede Fund, Inc.

Supplement dated September 23, 2016 to the

Equity Portfolios Institutional Classes Prospectus dated February 29, 2016

The sub-section entitled “Portfolio Holdings” of the section entitled “Additional Information About Investments” on page 18 of the Equity Portfolios Institutional Classes Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Holdings

The Advisor may publicly disclose information concerning the securities held by a Portfolio in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. In addition, the Advisor may post a Portfolio’s month-end, top-ten portfolio holdings no earlier than ten calendar days after the end of each month, and/or the complete quarter-end portfolio holdings no earlier than ten calendar days after the end of each calendar quarter, on its website, www.glenmedeim.com. This information will generally remain available on the website at least until the Fund files with the SEC its annual/semi-annual shareholder report or quarterly portfolio holding report that includes such period. The Fund may terminate or modify this policy at any time without further notice to shareholders.

A further description of the Fund’s policies and procedures with respect to the disclosure of portfolio holdings is available in the SAI.

This Supplement should be retained with your

Prospectus for future reference.

The Glenmede Fund, Inc.

The Glenmede Portfolios

Supplement dated September 23, 2016 to the

Statement of Additional Information (“SAI”) dated February 29, 2016, as supplemented

In the section entitled “Disclosure of Portfolio Holdings” on page 12 of the SAI, the first paragraph is hereby deleted in its entirety and replaced with the following:

The Boards have adopted a policy on selective disclosure of portfolio holdings (including, but not limited to, portfolio securities holdings, asset allocations, sector allocations, and other portfolio holdings statistics, collectively referred to herein as “portfolio holdings”). The policy provides that neither a Fund, nor its Advisor, sub-advisor, administrator, transfer agent nor distributor (“Fund Service Provider”) will disclose the Funds’ portfolio holdings to any person other than in accordance with the policy. Under the policy, neither a Fund, any Fund Service Provider, nor any of their affiliated persons may receive any compensation in any form, whether in cash or otherwise, in connection with the disclosure of portfolio holdings. A Fund Service Provider may provide portfolio holdings to third parties if such information has been included in the Funds’ public filings as required by the SEC or other filings, reports or disclosure documents as the SEC or other applicable regulatory authorities may require. The Advisor may post the following portfolio holdings on its website or any website maintained for the Funds or otherwise in a manner available to all shareholders: (1) no earlier than ten calendar days after the end of each month, the month-end top-ten portfolio holdings; and/or (2) no earlier than ten calendar days after the end of each calendar quarter, the complete quarter-end portfolio holdings. This information may then be separately provided to any person commencing the day after it is first published on the website. Such information shall remain available on the website at least until the Funds file with the SEC their annual/semiannual shareholder report or quarterly portfolio holdings report that includes such period.

In the sub-section entitled “Shareholder Services Plan” of the section entitled “Investment Advisory and Other Services” on pages 51-52 of the SAI, the first three paragraphs are hereby deleted in their entirety and replaced with the following:

Glenmede Portfolios has adopted a Shareholder Servicing Plan effective January 1, 1995, and most recently amended effective September 20, 2016, and Glenmede Fund has adopted an Amended and Restated Shareholder Servicing Plan effective January 1, 1998, and most recently amended effective September 20, 2016 (collectively the “Plans”), under which the Funds may pay a fee to broker/dealers, banks and other financial institutions (including Glenmede Trust and its affiliates) that are dealers of record or holders of record or which have a servicing relationship (“Servicing Agents”) with the record or beneficial owners of shares in each Portfolio. Under the Plans, Servicing Agents enter into Shareholder Servicing Agreements (the “Agreements”) with the Funds. Pursuant to such Agreements, Servicing Agents provide or arrange to provide shareholder support services to shareholders of the Portfolios. The fee, which is at an annual rate of 0.05% for the Institutional Shares of the Mid Cap Equity Portfolio and the Institutional Shares of the Small Cap Equity Portfolio; 0.10% for the Government Cash Portfolio, Tax-Exempt Cash Portfolio and Core Fixed Income Portfolio; 0.15% for the Muni Intermediate Portfolio; 0.20% for the International Secured Options Portfolio, Strategic Equity Portfolio, Large Cap Value Portfolio, the Advisor Shares of the Large Cap Core Portfolio, the Advisor Shares of the Large Cap Growth Portfolio, Long/Short Portfolio, Responsible ESG U.S. Equity Portfolio, Advisor Shares of the Secured Options Portfolio, Total Market Portfolio and Women in Leadership U.S. Equity Portfolio; 0.25% for the High Yield Municipal Portfolio, International

Portfolio, U.S. Emerging Growth Portfolio, the Advisor Shares of the Mid Cap Equity Portfolio and the Advisor Shares of the Small Cap Equity Portfolio, is computed monthly and is based on the average daily net assets of the shares beneficially owned by such shareholders. As of the date of this SAI, the Institutional Class of the Large Cap Growth Portfolio, the Institutional Class of the Large Cap Core Portfolio and the Institutional Class of the Secured Options Portfolio are not subject to the Plans and, accordingly, pay no shareholder servicing fees. All expenses incurred by a class of the Portfolios in connection with the Agreements and the implementation of the Plans shall be borne entirely by the holders of the shares of that class of the particular Portfolio involved and will result in an equivalent increase to each Portfolio’s Total Annual Portfolio Operating Expenses. The Advisor and/or Glenmede Trust may pay additional compensation from time to time, out of their assets and not as an additional charge to the Funds, to selected institutions and other persons in connection with selling Portfolio shares and/or servicing of Portfolio shareholders and other accounts managed by the Advisor or Glenmede Trust.

The services provided by or arranged to be provided by the Servicing Agents under the Agreements may include aggregating and processing purchase and redemption requests from shareholders and transmitting purchase and redemption orders to the transfer agent; providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; processing dividend and distribution payments from the Funds on behalf of shareholders; providing information periodically to shareholders showing their positions; arranging for bank wires; responding to shareholders’ inquiries concerning their investments; providing sub-accounting with respect to shares beneficially owned by shareholders or the information necessary for sub-accounting; if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; or providing such other similar services as may be reasonably requested.

Glenmede Trust has entered into Agreements with the Funds and provides or arranges to provide shareholder support services to shareholders of the Portfolios listed below. Glenmede Trust can terminate or modify this arrangement at any time. Glenmede Trust is not entitled to collect or make a claim for waived fees or reimbursed expenses at any time in the future. Shareholder servicing fees paid to Glenmede Trust for the past three fiscal years are shown in the following table.